SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   JANUARY 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

              			    Approx Asset
Date	         Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr   or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


1-5   CEE       7100     14.2456    17.56         Bear Stearns
1-6	" "      57100     14.8448    18.05             " "
1-7	" "       7100     14.5467    18.10             " "
1-8	" "      31200     14.9351    18.19             " "
1-11	" "       7200     14.5304    17.80             " "
1-12	" "       7200     14.1146    17.48             " "
1-13	" "       7200     13.4939    16.40             " "
1-14	" "       4800     13.3646    16.27             " "
1-15	" "       7200     13.4392    16.07             " "
1-19	" "       7800     13.50      16.99             " "
1-20	" "       7800     13.875     17.40             " "
1-21	" "       7800     13.8245    17.22             " "
1-22	" "       6200     13.6069    16.75             " "
1-25	" "       8500     13.6272    16.69             " "
1-26	" "       4000     13.7422    16.94             " "
1-27	" "       8500     13.9375    16.99             " "
1-28	" "       6000     13.9125    16.92             " "
1-29	" "       4200     13.875     17.17             " "

The Central European Equity Fund, Inc.
Name of Registrant
By Laura Weber - Assistant Treasurer
Date of Statement          2/9/99